STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCK COMPENSATION
STOCK BASED COMPENSATION

6.  STOCK COMPENSATION

We have four stock based compensation plans as described below.

Two Stock Option Plans

Under its expired 1999 Employee Stock Option Plan, the Company has granted certain officers and key employees stock option awards which vest and become fully exercisable at the end of five years and provided for issuance of up to 100,000 options.  Under the expired 1993 Non-Employee Directors Stock Ownership Incentive Plan, the Company also granted certain directors stock option awards which vest and become fully exercisable immediately and provided for issuance of up to 20,000 options.  For each Stock Option Plan, the exercise price of each option, which has a ten year life, was equal to the market price of the Company’s our stock on the date of grant.

Summary of activity in the stock option plan for the first three months of 2015 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding, beginning of year	12,625	$30.46
Granted	—	—
Forfeited or expired	(10,225)	30.48
Exercised	—	—
Outstanding, end of period	2,400	$30.38	21.5 months	$—
Vested and expected to vest	2,400	$30.38	21.5 months	$—
Exercisable, end of period	2,400	$30.38	21.5 months	$—

As of March 31, 2015, there was $0 of total unrecognized compensation cost related to nonvested stock options granted under the Plan.  Since both stock option plans have expired, neither plan allows for additional options to be issued.

2005 Restricted Stock Grant Plan

On May 10, 2005, the Company’s stockholders approved a restricted stock grant plan.  Total shares issuable under the plan are 50,000.  There were 5,385 shares issued during the first three months of 2015 and 7,475 shares issued during the first three months of 2014.  There were 0 shares forfeited during the first three months of 2015 and 2014.

A summary of changes in the Company’s nonvested shares for the year follows:

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2015	17,694	$365,586	$20.66
Granted	5,385	147,280	27.35
Vested	(5,175)	(101,767)	19.67
Forfeited	—	—	—
Nonvested at March 31, 2015	17,904	$411,099	$22.96

As of March 31, 2015, there was $380,867 of total unrecognized compensation cost related to nonvested shares granted under the restricted stock grant plan.  The cost is expected to be recognized over a weighted-average period of 3.3 years.  As of March 31, 2015, no additional shares are available for issue under the restricted stock grant plan.

2009 Stock Award Plan

On May 13, 2009, the Company’s stockholders approved a stock award plan that provides for the granting of both incentive and nonqualified stock options and other share based awards.  Total shares issuable under the plan are 150,000.  There were 465 shares issued during the first three months of 2015 and none in 2014.  There were 0 shares forfeited during the first three months of 2014 and 2013.

A summary of changes in the Company’s nonvested shares for the year follows:

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2015	720	$16,704	$23.20
Granted	465	12,718	27.35
Vested	(180)	(4,176)	23.20
Forfeited	—	—	—
Nonvested at March 31, 2015	1,005	$25,246	$25.12

As of March 31, 2015, there was $24,262 of total unrecognized compensation cost related to nonvested shares granted under the restricted stock grant plan.  The cost is expected to be recognized over a weighted-average period of 3.8 years.  As of March 31, 2015, 148,635 shares are still available for issuance.

NOTE 15 - STOCK BASED COMPENSATION

The Company has four share based compensation plans as described below.  Total compensation cost that has been charged against income for those plans was $111,031, $82,115, and $92,683 for 2014, 2013 and 2012.  The total income tax benefit was $0, $0, and $0.

Two Stock Option Plans

Under its expired 1999 Employee Stock Option Plan, the Company has granted certain officers and key employees stock option awards which vest and become fully exercisable at the end of five years and provided for issuance of up to 100,000 options.  Under the expired 1993 Non-Employee Directors Stock Ownership Incentive Plan, the Company had also granted certain directors stock option awards which vest and become fully exercisable immediately and provided for issuance of up to 20,000 options.  The exercise price of each option, which has a ten year life, was equal to the market price of the Company’s stock on the date of grant.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses various assumptions.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.  No options were granted in 2014, 2013 or 2012.

Summary of activity in the stock option plan for 2014 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Outstanding, beginning of year	19,100	$31.50
Granted	—	—
Forfeited or expired	(6,475)	33.05
Exercised	—	—
Outstanding, end of year	12,625	$30.46	4.9 months	$—
Vested and expected to vest	12,625	$30.46	4.9 months	$—
Exercisable, end of year	12,625	$30.46	4.9 months	$—

Options outstanding at year-end 2014 were as follows:

		Outstanding		Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life	Price	Options	Price

From $29.50 to $31.00 per share	12,625	4.9	30.46	12,625	30.46

As of December 31, 2014, there was $0 of total unrecognized compensation cost related to nonvested stock options granted under the Plan.  Since both stock option plans have expired, as of December 31, 2014 neither plan allows for additional options to be issued.

2005 Restricted Stock Grant Plan

On May 10, 2005, the Company’s stockholders approved a restricted stock grant plan.  Total shares issuable under the plan are 50,000.  There were 7,475 shares issued during 2014 and 6,065 shares issued during 2013.  There were 390 shares forfeited during 2014 and 225 shares forfeited during 2013.

A summary of changes in the Company’s nonvested shares for the year follows:

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share

Nonvested at January 1, 2014	15,565	$280,016	$17.99
Granted	7,475	181,194	24.24
Vested	(4,956)	(87,769)	17.71
Forfeited	(390)	(7,855)	20.14
Nonvested at December 31, 2014	17,694	$365,586	$20.66

As of December 31, 2014, there was $265,061 of total unrecognized compensation cost related to nonvested shares granted under the Plan.  The cost is expected to be recognized over a weighted-average period of 2.9 years.  The total grant-date fair value of shares vested during the years ended December 31, 2014, 2013 and 2012 was $87,769, $88,177 and $54,535.  The vesting-date fair value of shares vested during 2014, 2013 and 2012 is immaterially different when compared to the grant-date fair value.  As of December 31, 2014, the restricted stock grant plan allows for additional restricted stock share awards of up to 5,385 shares.

2009 Stock Award Plan

On May 13, 2009, the Company’s stockholders approved a stock award plan that provides for the granting of both incentive and nonqualified stock options and other share based awards.  Total shares issuable under the plan are 150,000.  There were no shares issued during 2014 and 900 shares were issued during 2013.  There were no shares forfeited during 2014 or 2013.

A summary of changes in the Company’s nonvested shares for the year follows:

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2014	900	$20,880	$23.20
Granted	—	—	—
Vested	180	(4,176)	23.20
Forfeited	—	—	—
Nonvested at December 31, 2014	720	$16,704	$23.20

As of December 31, 2014 there was $13,224 of total unrecognized compensation cost related to nonvested shares granted under the Plan.  The cost is expected to be recognized over a weighted-average period of 3.2 years.  The total grant-date fair value of shares vested during the years ended December 31, 2014, 2013 and 2012 was $4,176, $0 and $0.  The vesting date fair value of shares vested during 2014, 2013 and 2012 is immaterially different when compared to the grant-date fair value.  As of December 31, 2014, the restricted stock grant plan allows for additional restricted stock share awards of up to 149,100 shares.